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                                                   Filed pursuant to Rule 497(e)
                                                 Registration File No. 333-66807


                                  E*TRADE FUNDS

                        E*TRADE International Index Fund
                         E*TRADE Russell 2000 Index Fund
                           E*TRADE S&P 500 Index Fund
                          E*TRADE Technology Index Fund
                                E&TRADE Bond Fund

                      Supplement dated May 28, 2004 to the
            Statement of Additional Information dated April 29, 2004

The following replaces the first two paragraphs (and table accompanying the second paragraph) of the section titled "Investment Advisory and Other Services
- Expense Limitation Agreement" on page 44 of the Statement of Additional
Information:

In the interest of limiting expenses of each Fund, ETAM has entered into an expense limitation agreement with each Fund listed below ("Expense Limitation Agreement"). For the International Fund, Russell 2000 Fund, S&P 500 Fund and Technology Fund, the Expense Limitation Agreement will continue through at least April 30, 2005. For the Bond Fund, the Expense Limitation Agreement will continue through at least December 31, 2004. There is no guarantee that the Expense Limitation Agreement will continue after April 30, 2005. ETAM may determine to discontinue the Expense Limitation Agreement for the Index Funds if the assets of Funds do not significantly increase by the expiration date of the Expense Limitation Agreement.

Effective April 29, 2004 (for the Russell 2000 Fund and Technology Fund) and May 28, 2004 (for the International Fund and S&P 500 Fund), pursuant to the Expense Limitation Agreement, ETAM has agreed to waive or limit its fees or assume other expenses so that the total operating expenses of each Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, annual account maintenance fees payable to ETAM, and extraordinary fees and expenses not incurred in the ordinary course of a Fund's business) are limited to following as a percentage of each Fund's average daily net assets:

Fund                                       Expense Limitation
-----                                      ------------------
Russell 2000 Fund*                         0.26%
Technology Fund*                           0.60%
International Fund*                        0.33%
S&P 500 Fund                               0.10%

* Prior to April 29, 2004, the expense ratios for the Russell 2000 Fund, Technology Fund, International Fund and S&P 500 Fund were limited to 0.65%, 0.85%, 0.65% and 0.40%, respectively. Prior to May 28 2004, the expense ratios for the International Fund and S&P 500 Fund were 0.34% and 0.14%, respectively.

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